UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2013


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA GOVERNMENT SECURITIES FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA GOVERNMENT SECURITIES FUND
       FUND SHARES o ADVISER SHARES
       NOVEMBER 30, 2013

 ===============================================

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO OWN A VARIETY OF
INVESTMENTS THAT TEND TO PERFORM                   [PHOTO OF DANIEL S. McNAMARA]
DIFFERENTLY IN DIFFERENT ENVIRONMENTS."

--------------------------------------------------------------------------------

DECEMBER 2013

As experienced investors know, major moves in an asset class can happen quickly. This was the case during the reporting period for both stocks and bonds. For stocks, it was essentially a tale of two markets. In the first half of the period, global stocks retreated on hints from Federal Reserve (the Fed) Chairman Ben Bernanke that the Fed might begin tapering (or reducing) its quantitative easing (QE) asset purchases. (Through QE, the Fed was buying $85 billion in U.S. Treasury securities and mortgage-backed securities every month in order to push down long-term interest rates and stimulate economic growth and it recently signaled that it will reduce this amount to $75 billion every month.) Overall, for the period between May 31, 2013, and September 5, 2013, international stocks (which exclude the United States and Europe) and European stocks gained about 3%, while U.S. stocks returned approximately 2%. Emerging market stocks declined.

Global stocks reversed direction in the second half of the reporting period, rallying strongly after the Fed delayed the inevitable taper. Between September 6, 2013, and November 29, 2013, European stocks gained more than 10%, outperforming U.S. and international stocks -- both of which advanced nearly a still-respectable 10% -- and emerging markets stocks, which recorded a return of about 8%. Varied performance, such as this, is an important reminder of the benefits of diversification: it is important to own a variety of investments that tend to perform differently in different environments.

In the bond market, longer-term interest rates rose on expectations of a reduction in the Fed's asset purchases. Bond prices, which move in the opposite direction of interest rates, declined. The increase in rates was most pronounced in the longer end of the yield curve -- in five-year, 10-year and 30-year maturities. For fixed-income investors, it was a mixed blessing. Higher rates meant a decrease in principal value. On the other hand, lower prices mean investors have the opportunity to reinvest at higher rates and earn more on any new investments. Meanwhile, short-term interest rates remained anchored near zero. The Fed has said it will keep the targeted federal funds rate between 0% and 0.25% as long as unemployment is above 6.5% and inflation remains below 2.5%.

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

================================================================================

Looking ahead, I expect the Fed to continue its asset purchases for the foreseeable future. Janet Yellen, who has been nominated to succeed Bernanke, said this past November that she supports the continuation of the Fed's accommodative monetary policies. Yellen also told the Senate Banking Committee that the Fed would eventually have to begin tapering (which it subsequently stated it will do). However, I believe that the Fed will continue asset purchases, as the U.S. economy remains fragile.

As the Fed starts to taper its asset purchases, longer-term interest rates will probably increase. Though gradually rising rates can be a headwind for investors, fixed-income investing is not an all-or-none scenario. I believe that bonds continue to have a place in a diversified portfolio, in part because of the income they provide. Furthermore, the bond market is not one market but is actually a market of many different types of bonds, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes performed differently (some better and some worse than U.S. Treasuries) during the reporting period.

Meanwhile, equity valuations have risen faster than fundamentals. I believe valuations will continue to rise if economic growth accelerates and profit margins can maintain their current levels. If growth stalls or decelerates and profit margins decrease, earnings may disappoint and stocks may trim their gains.

Precious metals, like fixed-income securities, underperformed during the reporting period. The underperformance, in my view, was driven by concern that Fed tapering would be stronger than expected, which could lead to a rally in the U.S. dollar and reduce the need for inflation protection. Precious metals are typically used as a long-term inflation hedge. Exposure to gold and other precious metals and minerals may enhance overall portfolio diversification.

In the months ahead, rest assured that we will continue to monitor the financial markets as well as Congressional budget negotiations, Fed policy, economic trends, corporate earnings, and other factors that potentially could affect the performance of your investments. On behalf of everyone at USAA Asset Management Company, thank for your continued investment in our family of no-load mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        17

    Financial Statements                                                     19

    Notes to Financial Statements                                            22

EXPENSE EXAMPLE                                                              35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA GOVERNMENT SECURITIES FUND (THE FUND) PROVIDES INVESTORS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in government securities, including, but not limited to U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities (TIPS); Mortgage-Backed Securities (MBS) backed by the Government National Mortgage Association (Ginnie Mae, also known as
GNMA), Fannie Mae, and Freddie Mac; U.S. government agency collateralized mortgage obligations; and securities issued by U.S. government agencies and instrumentalities, supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued nor guaranteed by the U.S. Treasury), including but not limited to Fannie Mae, Freddie Mac, Federal Housing Administration, Department of Housing and Urban Development, Export-Import Bank, Farmer's Home Administration, General Services Administration, Maritime Administration, Small Business Administration, and repurchase agreements collateralized by such investments. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF DONNA J. BAGGERLY]                           [PHOTO OF R. NEAL GRAVES]
     DONNA J. BAGGERLY, CFA                                 R. NEAL GRAVES, CFA
     USAA Asset                                             USAA Asset
     Management Company                                     Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA GOVERNMENT SECURITIES FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

    At the end of the reporting period, the Fund Shares had a total return of 0.00%. This compares to the returns of 0.01% for the Barclays U.S.
    Aggregate Government Intermediate & Mortgage-Backed Securities Index, -0.83% for the Lipper Intermediate U.S. Government Funds Index, and -0.55% for the Lipper GNMA Funds category average.

o   HOW WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Speculation about the Federal Reserve's (the Fed) stimulus measures drove the performance of the government securities and mortgage-backed securities
    (MBS) markets during the reporting period. As of the end of the the reporting period, the Fed was buying $85 billion in U.S. Treasuries and MBS every month as it sought to boost economic growth by increasing the prices of financial assets (stocks and bonds) and fueling a housing recovery. In June 2013, as economic conditions continued to improve, Fed Chairman Ben Bernanke hinted that the U.S. central bank could start unwinding its stimulus measures later in 2013. Yields surged in anticipation of reduced Fed purchases. Bond prices, which move in the opposite direction of yields, declined.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, existing bond prices fall.

================================================================================

2  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    Investments with the highest degree of interest-rate sensitivity, such as longer-term U.S. Treasuries and MBS, were affected the most. In September 2013, the Fed surprised the markets by announcing it would continue the pace of its bond purchases, and interest rates drifted downward. They edged up again in October and November 2013 as investors sought to divine the Fed's intentions and in response to the partial government shutdown and debt ceiling debate. Ten-year U.S. Treasury yields ended the reporting period higher than they began, climbing from 2.13% on May 31, 2013, to 2.75% on November 30, 2013. Mortgage interest rates also increased. The interest rate on a 15-year mortgage, which stood at 2.98% on May 31, 2013, closed the reporting period at 3.30%. The interest rate on a 30-year mortgage increased from 3.81% to 4.29% over the same time frame.

o   HOW DID YOU MANAGE THE FUND DURING THE REPORTING PERIOD?

    The Fund benefited from our efforts to reduce extension risk. Extension risk is the risk that prepayments will decelerate, causing the average life of a mortgage to lengthen (i.e. extend) and become more sensitive to upward interest rate movement. For more than a year, we have concentrated the Fund's purchases in intermediate-term maturities, such as 15-year mortgage-backed securities, instead of longer-term 30-year mortgage-backed securities. These investments added value during the reporting period as interest rates increased and prepayments declined. In addition, we avoided 30-year new origination issues. Also contributing positively were purchases of multi-family commercial mortgage-backed securities, which do not extend. The Fund's underweight in short-term and intermediate-term U.S. Treasuries, which outperformed MBS during the reporting period, dampened returns.

o   WHAT IS YOUR VIEW AHEAD?

    We expect the U.S. economy to continue growing slowly. The Fed's decision to taper its asset purchase programs demonstrate that U.S. central bankers believe the strength of the U.S. economy is growing -- yet still fragile. Additionally, new job growth remains weak and many

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    companies continue to delay business investment. Although the housing market is healthy, home price appreciation has slowed as more houses are put on the market, increasing supply. The lack of clarity on U.S. fiscal policy also has clouded the outlook. (Shortly after the end of the reporting period, the U.S. Congress approved a budget plan funding the government into 2015.)

    Going forward, we will continue to maintain a diversified portfolio while striving to enhance the income your Fund provides. We believe the portfolio's long-term record shows that it has provided good returns with relatively low volatility.

    Thank you for your continued investment in the Fund.

    While the value of the USAA Government Securities Fund Shares and Adviser Shares are not guaranteed by the U.S. government, the Fund endeavors to maintain low-to-moderate fluctuation of share price.

    Fund and Adviser Shares of the USAA Government Securities Fund are not individually backed by the full faith and credit of the U.S. government. o Mortgage-backed securities have prepayment, credit, interest rate, and extension risks. Generally, when interest rates decline, prepayments accelerate beyond the initial pricing assumptions and may cause the average life of the securities to shorten. Also the market value may decline when interest rates rise because prepayments decrease beyond the initial pricing assumptions and may cause the average life of the securities to extend.

    You will find a complete list of securities that the Fund owns on pages
    12-16.

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4  | USAA GOVERNMENT SECURITIES FUND

================================================================================

INVESTMENT OVERVIEW

USAA GOVERNMENT SECURITIES FUND SHARES (FUND SHARES) (Ticker Symbol: USGNX)

--------------------------------------------------------------------------------
                                            11/30/13                5/31/13
--------------------------------------------------------------------------------
Net Assets                                $481.9 Million         $553.5 Million
Net Asset Value Per Share                     $9.94                 $10.08

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
5/31/13-11/30/13*         1 Year                5 Years                10 Years
     0.00%                -1.20%                 3.81%                   4.19%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
1 Year                                   5 Years                       10 Years
-1.70%                                    3.38%                          4.07%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 11/30/13              EXPENSE RATIO AS OF 5/31/13***
--------------------------------------------------------------------------------
              3.05%                                            0.41%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  5

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED NOVEMBER 30, 2013

--------------------------------------------------------------------------------
               TOTAL RETURN      =     DIVIDEND RETURN     +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years           4.19%         =         4.17%           +          0.02%
5 Years            3.81%         =         3.46%           +          0.35%
1 Year            -1.20%         =         2.67%           +         -3.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED NOVEMBER 30, 2013

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

-------------------------------------------------------------------------------
                 TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
-------------------------------------------------------------------------------
11/30/2004          3.73%                4.84%                  -1.11%
11/30/2005          1.94%                4.90%                  -2.96%
11/30/2006          5.55%                5.02%                   0.53%
11/30/2007          6.10%                4.95%                   1.15%
11/30/2008          5.64%                4.71%                   0.93%
11/30/2009          8.31%                4.32%                   3.99%
11/30/2010          4.69%                3.80%                   0.89%
11/30/2011          4.99%                3.62%                   1.37%
11/30/2012          2.49%                2.97%                  -0.48%
11/30/2013         -1.20%                2.67%                  -3.87%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA GOVERNMENT SECURITIES FUND

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                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                        LIPPER INTERMEDIATE
                             USAA GOVERNMENT           U.S. GOVERNMENT FUNDS
                         SECURITIES FUND SHARES            INDEX AVERAGE
11/30/2004                        4.81%                        3.37%
11/30/2005                        5.02                         3.59
11/30/2006                        4.81                         3.96
11/30/2007                        4.66                         4.12
11/30/2008                        4.53                         3.88
11/30/2009                        4.01                         3.26
11/30/2010                        3.68                         2.58
11/30/2011                        3.48                         2.17
11/30/2012                        2.96                         1.82
11/30/2013                        2.78                         1.52

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 11/30/04 to 11/30/13.

The Lipper Intermediate U.S. Government Funds Index Average is an average performance level of all intermediate U.S. government funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               BARCLAYS U.S. AGGREGATE         LIPPER
               GOVERNMENT INTERMEDIATE      INTERMEDIATE        USAA GOVERNMENT
                & MORTGAGE-BACKED         U.S. GOVERNMENT          SECURITIES
                 SECURITIES INDEX           FUNDS INDEX           FUND SHARES
11/30/03            $10,000.00              $10,000.00            $10,000.00
12/31/03             10,095.07               10,078.19             10,071.24
01/31/04             10,154.96               10,139.53             10,121.76
02/29/04             10,245.08               10,231.80             10,181.31
03/31/04             10,301.13               10,300.08             10,222.46
04/30/04             10,097.81               10,064.79             10,071.30
05/31/04             10,070.89               10,024.22             10,039.06
06/30/04             10,132.43               10,062.41             10,121.81
07/31/04             10,215.41               10,143.51             10,194.00
08/31/04             10,370.37               10,298.91             10,315.46
09/30/04             10,380.81               10,307.33             10,334.07
10/31/04             10,455.54               10,369.39             10,395.80
11/30/04             10,397.85               10,294.22             10,373.33
12/31/04             10,463.79               10,364.96             10,417.29
01/31/05             10,500.60               10,400.95             10,466.96
02/28/05             10,447.30               10,344.83             10,434.21
03/31/05             10,424.77               10,312.21             10,412.13
04/30/05             10,543.47               10,435.97             10,510.09
05/31/05             10,626.99               10,520.98             10,573.65
06/30/05             10,663.81               10,563.94             10,595.41
07/31/05             10,592.92               10,475.42             10,562.78
08/31/05             10,697.88               10,596.76             10,650.26
09/30/05             10,629.19               10,549.99             10,598.23
10/31/05             10,568.74               10,441.16             10,551.87
11/30/05             10,607.21               10,475.40             10,574.58
12/31/05             10,692.93               10,556.64             10,699.54
01/31/06             10,711.62               10,561.65             10,730.25
02/28/06             10,739.09               10,581.57             10,741.04
03/31/06             10,674.80               10,506.08             10,687.26
04/30/06             10,679.74               10,494.22             10,638.96
05/31/06             10,669.85               10,492.44             10,616.13
06/30/06             10,690.19               10,509.18             10,614.76
07/31/06             10,824.27               10,626.87             10,757.26
08/31/06             10,964.94               10,760.27             10,903.19
09/30/06             11,042.97               10,841.42             10,981.60
10/31/06             11,110.01               10,899.31             11,057.37
11/30/06             11,219.91               11,006.45             11,158.51
12/31/06             11,183.65               10,947.78             11,146.02
01/31/07             11,188.04               10,943.09             11,139.64
02/28/07             11,327.07               11,094.17             11,277.65
03/31/07             11,356.74               11,110.33             11,287.67
04/30/07             11,410.04               11,162.34             11,342.34
05/31/07             11,344.65               11,065.05             11,279.64
06/30/07             11,324.32               11,040.59             11,218.96
07/31/07             11,427.63               11,166.64             11,299.20
08/31/07             11,573.25               11,313.33             11,433.38
09/30/07             11,658.08               11,394.94             11,498.92
10/31/07             11,755.99               11,478.80             11,605.63
11/30/07             11,993.53               11,760.43             11,838.77
12/31/07             12,029.23               11,752.74             11,847.32
01/31/08             12,276.35               12,030.16             12,052.36
02/29/08             12,331.90               12,090.89             12,114.17
03/31/08             12,403.91               12,115.68             12,157.48
04/30/08             12,343.47               12,039.99             12,141.52
05/31/08             12,259.58               11,906.11             12,064.41
06/30/08             12,274.68               11,938.95             12,071.25
07/31/08             12,290.98               11,922.23             12,067.08
08/31/08             12,420.42               12,027.87             12,177.80
09/30/08             12,500.54               12,019.40             12,256.62
10/31/08             12,425.22               11,893.93             12,102.60
11/30/08             12,887.74               12,356.48             12,503.31
12/31/08             13,134.97               12,709.05             12,704.99
01/31/09             13,079.46               12,567.70             12,712.01
02/28/09             13,112.80               12,710.49             12,796.48
03/31/09             13,296.66               12,799.34             12,984.24
04/30/09             13,275.31               12,693.19             13,002.90
05/31/09             13,270.06               12,790.96             13,033.43
06/30/09             13,263.02               12,687.85             13,038.21
07/31/09             13,348.82               12,747.34             13,163.00
08/31/09             13,436.01               13,061.46             13,254.76
09/30/09             13,529.22               13,130.26             13,323.26
10/31/09             13,596.04               13,239.41             13,405.29
11/30/09             13,766.71               13,359.24             13,542.74
12/31/09             13,545.72               13,121.77             13,400.32
01/31/10             13,724.06               13,336.03             13,542.96
02/28/10             13,764.49               13,360.61             13,569.73
03/31/10             13,727.14               13,366.33             13,583.44
04/30/10             13,817.20               13,521.16             13,670.60
05/31/10             13,976.49               13,660.12             13,834.59
06/30/10             14,147.32               13,883.63             13,959.98
07/31/10             14,260.54               14,005.18             14,087.74
08/31/10             14,351.37               14,219.27             14,089.68
09/30/10             14,344.93               14,246.10             14,051.44
10/31/10             14,439.72               14,289.57             14,190.55
11/30/10             14,382.98               14,197.75             14,177.78
12/31/10             14,244.05               13,978.47             14,126.66
01/31/11             14,268.84               13,985.00             14,138.78
02/28/11             14,269.01               13,986.62             14,183.13
03/31/11             14,285.10               13,994.36             14,198.71
04/30/11             14,433.73               14,155.77             14,355.81
05/31/11             14,594.49               14,351.68             14,510.51
06/30/11             14,596.12               14,315.00             14,525.70
07/31/11             14,758.87               14,537.29             14,638.16
08/31/11             14,970.31               14,829.05             14,807.56
09/30/11             15,002.16               14,967.90             14,808.15
10/31/11             14,988.50               14,914.41             14,830.88
11/30/11             15,027.21               14,954.84             14,884.72
12/31/11             15,119.15               15,089.59             14,968.46
01/31/12             15,189.12               15,193.67             14,989.30
02/29/12             15,161.68               15,140.62             14,984.30
03/31/12             15,129.19               15,051.39             15,006.39
04/30/12             15,248.01               15,236.12             15,086.11
05/31/12             15,324.99               15,408.47             15,126.35
06/30/12             15,322.55               15,385.86             15,136.25
07/31/12             15,428.08               15,534.24             15,244.87
08/31/12             15,439.97               15,550.30             15,256.34
09/30/12             15,453.44               15,553.35             15,288.16
10/31/12             15,428.34               15,535.54             15,250.43
11/30/12             15,447.18               15,585.96             15,258.36
12/31/12             15,441.59               15,539.32             15,260.04
01/31/13             15,374.48               15,446.71             15,204.00
02/28/13             15,432.62               15,520.86             15,253.25
03/31/13             15,450.60               15,527.48             15,258.05
04/30/13             15,524.89               15,629.07             15,307.24
05/31/13             15,331.86               15,381.72             15,072.26
06/30/13             15,197.89               15,164.18             14,941.94
07/31/13             15,201.52               15,156.91             14,886.80
08/31/13             15,144.59               15,075.29             14,861.56
09/30/13             15,301.50               15,212.17             15,002.05
10/31/13             15,379.91               15,288.84             15,082.50
11/30/13             15,333.09               15,254.41             15,073.52

                                   [END CHART]

                         Data from 11/30/03 to 11/30/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Government Securities Fund Shares to the following benchmarks:

o The Barclays U.S. Aggregate Government Intermediate & MBS Index consists of securities backed by pools of mortgages issued by U.S. Government Agencies, GNMA, Fannie Mae, or Freddie Mac.

o The unmanaged Lipper Intermediate U.S. Government Funds Index is considered representative of intermediate U.S. government funds.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA GOVERNMENT SECURITIES FUND

================================================================================

USAA GOVERNMENT SECURITIES FUND ADVISER SHARES
(ADVISER SHARES) (Ticker Symbol: UAGNX)

--------------------------------------------------------------------------------
                                            11/30/13                5/31/13
--------------------------------------------------------------------------------
Net Assets (in Millions)                  $5.2 Million           $5.1 Million
Net Asset Value Per Share                     $9.94                 $10.07

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
  5/31/13-11/30/13*                1 Year               Since Inception 8/01/10
       -0.13%                      -1.57%                        1.59%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
     1 Year                                             Since Inception 8/01/10
      -2.25%                                                      1.37%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 11/30/13**
--------------------------------------------------------------------------------
    Unsubsidized            2.46%              Subsidized           2.62%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 5/31/13***
--------------------------------------------------------------------------------
    Before Reimbursement        1.06%           After Reimbursement       0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               LIPPER INTERMEDIATE   BARCLAYS U.S. AGGREGATE   USAA GOVERNMENT
                 U.S. GOVERNMENT     GOVERNMENT INTERMEDIATE   SECURITIES FUND
                    FUNDS INDEX           & MBS INDEX          ADVISER SHARES
07/31/10            $10,000.00             $10,000.00             $10,000.00
08/31/10             10,152.86              10,063.69              10,006.39
09/30/10             10,172.02              10,059.17               9,975.26
10/31/10             10,203.06              10,125.65              10,060.12
11/30/10             10,137.50              10,085.86              10,056.88
12/31/10              9,980.93               9,988.44              10,006.51
01/31/11              9,985.59              10,005.82              10,011.35
02/28/11              9,986.75              10,005.94              10,049.04
03/31/11              9,992.27              10,017.22              10,056.04
04/30/11             10,107.52              10,121.45              10,153.21
05/31/11             10,247.41              10,234.18              10,258.35
06/30/11             10,221.22              10,235.32              10,274.98
07/31/11             10,379.94              10,349.44              10,350.32
08/31/11             10,588.26              10,497.72              10,465.83
09/30/11             10,687.40              10,520.05              10,451.75
10/31/11             10,649.21              10,510.47              10,473.71
11/30/11             10,678.07              10,537.62              10,507.48
12/31/11             10,774.29              10,602.09              10,561.89
01/31/12             10,848.61              10,651.16              10,562.30
02/29/12             10,810.73              10,631.91              10,564.77
03/31/12             10,747.02              10,609.13              10,575.77
04/30/12             10,878.91              10,692.45              10,627.78
05/31/12             11,001.98              10,746.43              10,652.08
06/30/12             10,985.83              10,744.72              10,644.34
07/31/12             11,091.78              10,818.72              10,716.39
08/31/12             11,103.25              10,827.06              10,729.75
09/30/12             11,105.42              10,836.50              10,748.14
10/31/12             11,092.71              10,818.90              10,706.73
11/30/12             11,128.71              10,832.11              10,707.96
12/31/12             11,095.41              10,828.19              10,715.99
01/31/13             11,029.28              10,781.13              10,671.58
02/28/13             11,082.23              10,821.91              10,702.23
03/31/13             11,086.95              10,834.51              10,690.88
04/30/13             11,159.49              10,886.60              10,721.07
05/31/13             10,982.88              10,751.25              10,551.70
06/30/13             10,827.55              10,657.30              10,466.68
07/31/13             10,822.36              10,659.85              10,423.85
08/31/13             10,764.08              10,619.93              10,402.02
09/30/13             10,861.81              10,729.96              10,496.66
10/31/13             10,916.56              10,784.94              10,549.12
11/30/13             10,891.98              10,752.11              10,539.03

                                   [END CHART]

                         Data from 7/31/10 to 11/30/13.*

                         See page 8 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the above indexes is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA GOVERNMENT SECURITIES FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

30-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                                68.5%
COMMERCIAL MORTGAGE-BACKED SECURITIES                                      12.5%
COLLATERIZED MORTGAGE OBLIGATION                                           11.2%
15-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                                 4.5%
MONEY MARKET INSTRUMENTS                                                    2.5%
U.S. TREASURY SECURITIES-NOTES                                              0.6%

                             [END CHART]

* Combined in the portfolio of investments under mortgage-backed pass-through securities, single-family.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 12-16.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ISSUES (96.7%)(a)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES,
              SINGLE-FAMILY (73.0%)
$ 11,045    Fannie Mae (+)                                          3.00%      2/01/2027     $ 11,417
   6,465    Fannie Mae (+)                                          3.00       2/01/2027        6,682
   5,798    Fannie Mae (+)                                          3.50       5/01/2021        6,129
   7,138    Fannie Mae (+)                                          3.50       1/01/2042        7,216
  11,407    Fannie Mae (+)                                          3.50       5/01/2042       11,531
   4,823    Fannie Mae (+)                                          4.00       8/01/2039        5,040
   2,298    Fannie Mae (+)                                          5.00      12/01/2035        2,500
   1,049    Fannie Mae (+)                                          5.50      11/01/2037        1,149
     126    Fannie Mae (+)                                          6.00       2/01/2017          132
   1,881    Fannie Mae (+)                                          6.00       5/01/2038        2,072
      72    Fannie Mae (+)                                          6.50      10/01/2016           76
     179    Fannie Mae (+)                                          6.50      12/01/2016          188
   8,252    Freddie Mac (+)                                         3.00       6/01/2042        7,954
  11,048    Freddie Mac (+)                                         3.50       5/01/2042       11,149
   4,432    Freddie Mac (+)                                         4.00       9/01/2040        4,617
     446    Freddie Mac (+)                                         5.00       1/01/2021          476
   1,867    Freddie Mac (+)                                         5.50      12/01/2035        2,028
   3,499    Government National Mortgage Assn.I                     4.00       7/15/2040        3,706
   3,302    Government National Mortgage Assn.I                     4.00       8/15/2040        3,494
   8,351    Government National Mortgage Assn.I                     4.00       9/15/2040        8,843
   2,007    Government National Mortgage Assn.I                     4.50       5/15/2024        2,149
   3,323    Government National Mortgage Assn.I                     4.50       9/15/2024        3,557
   2,171    Government National Mortgage Assn.I                     4.50       9/15/2024        2,324
   2,134    Government National Mortgage Assn.I                     4.50      10/15/2024        2,284
   2,187    Government National Mortgage Assn.I                     4.50      10/15/2024        2,340
  11,517    Government National Mortgage Assn.I                     4.50       9/15/2039       12,479
   6,503    Government National Mortgage Assn.I                     4.50      11/15/2039        7,066
   9,321    Government National Mortgage Assn.I                     4.50      12/15/2039       10,129
  31,132    Government National Mortgage Assn.I                     4.50       2/15/2040       33,831
   6,659    Government National Mortgage Assn.I                     4.50       3/15/2040        7,180
   6,503    Government National Mortgage Assn.I                     4.50       6/15/2040        7,011
   8,226    Government National Mortgage Assn.I                     4.50       7/15/2040        8,880
   7,459    Government National Mortgage Assn.I                     4.50       1/15/2041        8,061
   1,715    Government National Mortgage Assn.I                     5.00       2/15/2039        1,869
   1,030    Government National Mortgage Assn.I                     5.50      12/15/2018        1,105

================================================================================

12  | USAA GOVERNMENT SECURITIES FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$  6,108    Government National Mortgage Assn.I                     5.50%     10/15/2033     $  6,756
   2,656    Government National Mortgage Assn.I                     5.50      12/15/2033        2,938
   1,420    Government National Mortgage Assn.I                     5.50       7/15/2034        1,573
   3,335    Government National Mortgage Assn.I                     5.50      10/15/2035        3,727
   2,446    Government National Mortgage Assn.I                     5.50       3/15/2038        2,687
   3,280    Government National Mortgage Assn.I                     5.50       4/15/2038        3,614
   9,458    Government National Mortgage Assn.I                     5.50       6/15/2039       10,387
     684    Government National Mortgage Assn.I                     6.00      12/15/2016          708
   1,349    Government National Mortgage Assn.I                     6.00       8/15/2022        1,511
     738    Government National Mortgage Assn.I                     6.00       4/15/2028          822
     268    Government National Mortgage Assn.I                     6.00      11/15/2028          299
     222    Government National Mortgage Assn.I                     6.00       2/15/2029          249
     408    Government National Mortgage Assn.I                     6.00       7/15/2029          456
     581    Government National Mortgage Assn.I                     6.00       5/15/2032          646
   2,021    Government National Mortgage Assn.I                     6.00       1/15/2033        2,275
     630    Government National Mortgage Assn.I                     6.00       2/15/2033          709
     597    Government National Mortgage Assn.I                     6.00       7/15/2033          670
     469    Government National Mortgage Assn.I                     6.00       9/15/2033          528
     819    Government National Mortgage Assn.I                     6.00       3/15/2037          912
   1,462    Government National Mortgage Assn.I                     6.00       9/15/2037        1,624
   2,850    Government National Mortgage Assn.I                     6.00       5/15/2038        3,176
   1,364    Government National Mortgage Assn.I                     6.00       5/15/2038        1,513
   1,046    Government National Mortgage Assn.I                     6.00       9/15/2038        1,163
   1,255    Government National Mortgage Assn.I                     6.00      10/15/2038        1,396
   1,859    Government National Mortgage Assn.I                     6.00      12/15/2038        2,066
     207    Government National Mortgage Assn.I                     6.50       5/15/2028          231
     118    Government National Mortgage Assn.I                     6.50       5/15/2028          132
     175    Government National Mortgage Assn.I                     6.50       7/15/2028          200
      61    Government National Mortgage Assn.I                     6.50       9/15/2028           68
     427    Government National Mortgage Assn.I                     6.50      11/15/2028          476
      24    Government National Mortgage Assn.I                     6.50       1/15/2029           26
      40    Government National Mortgage Assn.I                     6.50       1/15/2029           45
     530    Government National Mortgage Assn.I                     6.50       3/15/2031          592
     492    Government National Mortgage Assn.I                     6.50      10/15/2031          549
     328    Government National Mortgage Assn.I                     6.50       1/15/2032          367
     616    Government National Mortgage Assn.I                     6.50       8/15/2032          707
   2,030    Government National Mortgage Assn.I                     6.50       9/15/2032        2,341
      36    Government National Mortgage Assn.I                     6.75       5/15/2028           40
      64    Government National Mortgage Assn.I                     7.00       4/15/2027           67
     335    Government National Mortgage Assn.I                     7.00       5/15/2027          395
      54    Government National Mortgage Assn.I                     7.00       6/15/2028           56
      28    Government National Mortgage Assn.I                     7.00       7/15/2028           32
     105    Government National Mortgage Assn.I                     7.00       8/15/2028          118

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$     62    Government National Mortgage Assn.I                     7.00%      8/15/2028     $     75
     136    Government National Mortgage Assn.I                     7.00       9/15/2028          153
     552    Government National Mortgage Assn.I                     7.00       5/15/2029          630
     650    Government National Mortgage Assn.I                     7.00       6/15/2029          744
     125    Government National Mortgage Assn.I                     7.00       8/15/2031          136
     154    Government National Mortgage Assn.I                     7.00       9/15/2031          184
     215    Government National Mortgage Assn.I                     7.00      10/15/2031          247
      84    Government National Mortgage Assn.I                     7.00       6/15/2032           96
     270    Government National Mortgage Assn.I                     7.00       7/15/2032          311
     156    Government National Mortgage Assn.I                     7.50       2/15/2028          187
      36    Government National Mortgage Assn.I                     7.50       3/15/2029           43
      97    Government National Mortgage Assn.I                     7.50       4/15/2029          111
       5    Government National Mortgage Assn.I                     7.50       7/15/2029            5
     159    Government National Mortgage Assn.I                     7.50      10/15/2029          184
      67    Government National Mortgage Assn.I                     7.50      10/15/2029           73
      28    Government National Mortgage Assn.I                     7.50      12/15/2030           32
      38    Government National Mortgage Assn.I                     7.50       1/15/2031           44
      72    Government National Mortgage Assn.I                     7.50      11/15/2031           83
      10    Government National Mortgage Assn.I                     8.00       1/15/2022           10
      95    Government National Mortgage Assn.I                     8.00       6/15/2023          108
     145    Government National Mortgage Assn.I                     8.00       5/15/2027          162
      89    Government National Mortgage Assn.I                     8.00       7/15/2030           97
      38    Government National Mortgage Assn.I                     8.00       9/15/2030           44
      19    Government National Mortgage Assn.I                     8.50       6/15/2021           20
       9    Government National Mortgage Assn.I                     8.50       7/15/2022            9
      43    Government National Mortgage Assn.I                     9.00       7/15/2021           50
   6,423    Government National Mortgage Assn.II                    4.00      11/20/2040        6,792
   4,814    Government National Mortgage Assn.II                    4.50       4/20/2024        5,167
   2,855    Government National Mortgage Assn.II                    5.00       5/20/2033        3,137
   3,547    Government National Mortgage Assn.II                    5.00       7/20/2033        3,883
   2,158    Government National Mortgage Assn.II                    5.00       6/20/2034        2,364
   5,830    Government National Mortgage Assn.II                    5.00       9/20/2035        6,384
   2,026    Government National Mortgage Assn.II                    5.00       2/20/2037        2,214
     759    Government National Mortgage Assn.II                    5.50       4/20/2033          841
   2,643    Government National Mortgage Assn.II                    5.50       3/20/2034        2,933
   9,618    Government National Mortgage Assn.II                    5.50       2/20/2035       10,672
   8,139    Government National Mortgage Assn.II                    5.50       4/20/2035        9,091
   4,232    Government National Mortgage Assn.II                    5.50       7/20/2035        4,696
   2,449    Government National Mortgage Assn.II                    5.50       1/20/2037        2,700
     368    Government National Mortgage Assn.II                    6.00       3/20/2031          411
     905    Government National Mortgage Assn.II                    6.00       8/20/2032        1,012
     776    Government National Mortgage Assn.II                    6.00       9/20/2032          867
     811    Government National Mortgage Assn.II                    6.00      10/20/2033          936

================================================================================

14  | USAA GOVERNMENT SECURITIES FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$    724    Government National Mortgage Assn.II                    6.00%     12/20/2033     $    803
   2,557    Government National Mortgage Assn.II                    6.00       2/20/2034        2,953
   2,415    Government National Mortgage Assn.II                    6.00       3/20/2034        2,696
   1,684    Government National Mortgage Assn.II                    6.00       9/20/2034        1,878
   4,608    Government National Mortgage Assn.II                    6.00      10/20/2034        5,138
     766    Government National Mortgage Assn.II                    6.00      11/20/2034          850
   1,879    Government National Mortgage Assn.II                    6.00       5/20/2036        2,113
     182    Government National Mortgage Assn.II                    6.50       5/20/2031          213
     148    Government National Mortgage Assn.II                    6.50       7/20/2031          171
     374    Government National Mortgage Assn.II                    6.50       8/20/2031          437
     599    Government National Mortgage Assn.II                    6.50       4/20/2032          690
     549    Government National Mortgage Assn.II                    6.50       6/20/2032          634
   1,719    Government National Mortgage Assn.II                    6.50       8/20/2034        1,957
     528    Government National Mortgage Assn.II                    7.00       9/20/2030          642
      97    Government National Mortgage Assn.II                    7.50       4/20/2031          117
      22    Government National Mortgage Assn.II                    8.00      12/20/2022           25
     518    Government National Mortgage Assn.II                    8.00       8/20/2030          640
                                                                                             --------
                                                                                              355,406
                                                                                             --------
            COLLATERALIZED MORTGAGE OBLIGATIONS (11.2%)
   3,612    Fannie Mae (+)                                          0.47(b)    4/25/2035        3,612
   5,918    Fannie Mae (+)                                          0.47(b)    8/25/2037        5,915
   4,346    Fannie Mae (+)                                          1.38       9/25/2027        4,179
  10,959    Fannie Mae (+)                                          1.50       7/25/2027       10,593
   4,226    Fannie Mae (+)                                          1.50       9/25/2027        4,073
   4,347    Fannie Mae (+)                                          1.50       9/25/2027        4,214
   4,330    Fannie Mae (+)                                          1.50      10/25/2027        4,167
   2,453    Fannie Mae (+)                                          5.00      11/25/2032        2,558
   3,317    Freddie Mac (+)                                         0.47(b)    3/15/2036        3,316
   4,628    Freddie Mac (+)                                         0.72(b)   10/15/2041        4,643
   7,596    Freddie Mac (+)                                         2.00       9/15/2026        7,520
                                                                                             --------
                                                                                               54,790
                                                                                             --------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (12.5%)
   8,850    Fannie Mae (+)                                          2.01       7/01/2019        8,894
   2,192    Fannie Mae (+)                                          2.05       7/01/2019        2,210
  23,073    Fannie Mae (+)                                          2.42      11/01/2022       22,135
   4,935    Freddie Mac (+)                                         1.69       4/25/2022        4,847
   8,500    Freddie Mac (+)                                         2.22      12/25/2018        8,661
  10,000    Freddie Mac (+)                                         2.31       8/25/2022        9,396
   5,000    Freddie Mac (+)                                         2.51      11/25/2022        4,770
                                                                                             --------
                                                                                               60,913
                                                                                             --------
            Total U.S. Government Agency Issues (cost: $454,193)                              471,109
                                                                                             --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                                                          VALUE
(000)      SECURITY                                                                             (000)
-----------------------------------------------------------------------------------------------------
           U.S.TREASURY SECURITIES (0.6%)

           NOTES (0.6%)
$  3,000   2.00%, 2/15/2022 (cost: $2,997)                                                   $  2,910
                                                                                             --------

           MONEY MARKET INSTRUMENTS (2.5%)

           REPURCHASE AGREEMENTS (2.5%)
  12,044   Deutsche Bank Securities, Inc., 0.09%, acquired on
             11/29/2013 and due 12/02/2013 at $12,044
             (collateralized by $2,023 of Fannie Mae(+),(a),
             0.50 - 0.88%, due 8/28/2014 - 5/27/2015;
             $6,527 of Freddie Mac(+),(a), 0.15 - 3.71%(c),
             due 11/17/2014 - 1/4/2025; $2,430 of Federal
             Home Loan Bank(+),(a), 0.11 - 0.77%,
             due 11/25/2014 - 6/27/2017; and $3,267 of
             U.S. Treasury, 0.25%, due 11/30/2014; combined
             market value $12,285) (cost: $12,044)                                             12,044
                                                                                             --------

           TOTAL INVESTMENTS (COST: $469,234)                                                $486,063
                                                                                             ========

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
U.S. Government Agency Issues                $    -            $471,109             $-        $471,109
U.S. Treasury Securities                      2,910                   -              -           2,910
Money Market Instruments:
  Repurchase Agreements                           -              12,044              -          12,044
------------------------------------------------------------------------------------------------------
Total                                        $2,910            $483,153             $-        $486,063
------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through November 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

16  | USAA GOVERNMENT SECURITIES FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

        Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2013.

    (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

See accompanying notes to financial statements.

================================================================================

18  | USAA GOVERNMENT SECURITIES FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $469,234)        $486,063
   Cash                                                                        1
   Receivables:
      Capital shares sold                                                    153
      USAA Asset Management Company (Note 6C)                                  1
      Interest                                                             1,490
                                                                        --------
         Total assets                                                    487,708
                                                                        --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                289
      Dividends on capital shares                                            205
   Accrued management fees                                                    41
   Accrued transfer agent's fees                                              12
   Other accrued expenses and payables                                        55
                                                                        --------
      Total liabilities                                                      602
                                                                        --------
            Net assets applicable to capital shares outstanding         $487,106
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $476,360
   Accumulated undistributed net investment income                             1
   Accumulated net realized loss on investments                           (6,084)
   Net unrealized appreciation of investments                             16,829
                                                                        --------
            Net assets applicable to capital shares outstanding         $487,106
                                                                        ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $481,937/48,477 shares outstanding)    $   9.94
                                                                        ========
      Adviser Shares (net assets of $5,169/520 shares outstanding)      $   9.94
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $ 8,305
                                                                         -------
EXPENSES
   Management fees                                                           239
   Administration and servicing fees:
      Fund Shares                                                            381
      Adviser Shares                                                           4
   Transfer agent's fees:
      Fund Shares                                                            368
   Distribution and service fees (Note 6E):
      Adviser Shares                                                           6
   Custody and accounting fees:
      Fund Shares                                                             54
      Adviser Shares                                                           1
   Postage:
      Fund Shares                                                             13
   Shareholder reporting fees:
      Fund Shares                                                             11
   Trustees' fees                                                              7
   Registration fees:
      Fund Shares                                                             16
      Adviser Shares                                                          14
   Professional fees                                                          41
   Other                                                                       8
                                                                         -------
         Total expenses                                                    1,163
   Expenses reimbursed:
      Adviser Shares                                                          (5)
                                                                         -------
         Net expenses                                                      1,158
                                                                         -------
NET INVESTMENT INCOME                                                      7,147
                                                                         -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                        (673)
   Change in net unrealized appreciation/depreciation                     (6,893)
                                                                         -------
         Net realized and unrealized loss                                 (7,566)
                                                                         -------
   Decrease in net assets resulting from operations                      $  (419)
                                                                         =======

See accompanying notes to financial statements.

================================================================================

20  | USAA GOVERNMENT SECURITIES FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited), and year ended
May 31, 2013

--------------------------------------------------------------------------------

                                                             11/30/2013          5/31/2013
------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $  7,147           $ 17,296
   Net realized gain (loss) on investments                         (673)               341
   Change in net unrealized appreciation/depreciation
      of investments                                             (6,893)           (19,237)
                                                               ---------------------------
      Decrease in net assets resulting from operations             (419)            (1,600)
                                                               ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                (7,087)           (17,175)
      Adviser Shares                                                (59)              (121)
                                                               ---------------------------
         Distributions to shareholders                           (7,146)           (17,296)
                                                               ---------------------------
NET DECEASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                  (64,063)           (69,505)
   Adviser Shares                                                    89                217
                                                               ---------------------------
      Total net decrease in net assets
         from capital share transactions                        (63,974)           (69,288)
                                                               ---------------------------
   Net decrease in net assets                                   (71,539)           (88,184)

NET ASSETS
   Beginning of period                                          558,645            646,829
                                                               ---------------------------
   End of period                                               $487,106           $558,645
                                                               ===========================
Accumulated undistributed net investment income:
   End of period                                               $      1           $      -
                                                               ===========================

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS | 21

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Government Securities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

The Fund consists of two classes of shares: Government Securities Fund Shares (Fund Shares) and Government Securities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

22  | USAA GOVERNMENT SECURITIES FUND

================================================================================

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Repurchase agreements are valued at cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

24  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Government Agency Issues valued based on methods discussed in Note 1A1, and repurchase agreements valued at cost, which approximates fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party"

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. For the six-month period ended November 30, 2013 the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement to zero. Details on the collateral are included on the Portfolio of Investments.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2013, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

26  | USAA GOVERNMENT SECURITIES FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2013, the Fund paid CAPCO facility fees of $1,000, which represents 0.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2014, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had pre-enactment capital loss carryforwards of $5,411,000 and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2014 and 2015, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
----------------------------------------
EXPIRES                         BALANCE
-------                       ----------
2014                          $3,887,000
2015                           1,524,000
                              ----------
                   Total      $5,411,000
                              ==========

For the six-month period ended November 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2013, were $70,299,000. There were no purchases of securities for the six-month period ended November 30, 2013.

As of November 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

28  | USAA GOVERNMENT SECURITIES FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of November 30, 2013, were $21,979,000 and $5,150,000, respectively, resulting in net unrealized appreciation of $16,829,000.

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                  SIX-MONTH PERIOD ENDED          YEAR ENDED
                                    NOVEMBER 30, 2013            MAY 31, 2013
----------------------------------------------------------------------------------
                                  SHARES        AMOUNT      SHARES         AMOUNT
                                  ------------------------------------------------
FUND SHARES:
Shares sold                        2,403      $ 23,901      10,023      $ 103,566
Shares issued from reinvested
  dividends                          629         6,247       1,493         15,410
Shares redeemed                   (9,479)      (94,211)    (18,302)      (188,481)
                                  -----------------------------------------------
Net decrease from capital
  share transactions              (6,447)     $(64,063)     (6,786)     $ (69,505)
                                  ===============================================
ADVISER SHARES:
Shares sold                           10      $    101          61      $     626
Shares issued from reinvested
  dividends                            -*            3           1              6
Shares redeemed                       (1)          (15)        (41)          (415)
                                  -----------------------------------------------
Net increase from capital
  share transactions                   9     $      89          21      $     217
                                  ===============================================

*Less than 500 shares

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year. The performance adjustment is calculated separately for each share class on a monthly basis by

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    comparing each class's performance to that of the Lipper index over the performance period. Prior to January 31, 2012, the performance adjustment was based on the performance of the Fund's share classes relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. Effective February 1, 2012, the performance adjustment for each class, is calculated monthly by comparing the Fund's performance to that of the Lipper Intermediate U.S. Government Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Intermediate U.S. Government Funds category. The performance period consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010.

    The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

30  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    For the six-month period ended November 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $239,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(80,000) and $(1,000), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.03)% and (0.05)%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended November 30, 2013, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $381,000 and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2013, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2014, to limit the annual expenses of the Adviser Shares to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2013, the Adviser Shares incurred reimbursable expenses of $5,000, of which $1,000 was receivable from the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts held with such intermediaries. For the six-month period ended November 30, 2013, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $368,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2013, USAA and its affiliates owned 487,000 shares, which represent 93.6% of the Adviser Shares and 1.0% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

32  | USAA GOVERNMENT SECURITIES FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             NOVEMBER 30,                          YEAR ENDED MAY 31,
                             -----------------------------------------------------------------------------------
                                 2013           2013           2012          2011             2010          2009
                             -----------------------------------------------------------------------------------
Net asset value at
  beginning of period        $  10.08       $  10.40       $  10.30      $  10.19         $   9.97      $   9.64
                             -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .14            .29            .33           .38              .38           .43
  Net realized and
    unrealized gain (loss)       (.14)          (.32)           .10           .11              .22           .33
                             -----------------------------------------------------------------------------------
Total from investment
  operations                        -           (.03)           .43           .49              .60           .76
                             -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.14)          (.29)          (.33)         (.38)            (.38)         (.43)
                             -----------------------------------------------------------------------------------
Net asset value at
  end of period              $   9.94       $  10.08       $  10.40      $  10.30         $  10.19      $   9.97
                             ===================================================================================
Total return (%)*                 .00(d)        (.36)          4.24          4.89             6.15(b)       8.05
Net assets at
  end of period (000)        $481,937       $553,495       $641,730      $604,893         $609,919      $564,253
Ratios to average
  net assets:**
  Expenses (%)(a)                 .45(c)         .41            .41           .42              .43(b)        .55
  Net investment income (%)      2.79(c)        2.77           3.19          3.71             3.79          4.38
Portfolio turnover (%)              0             24             20            19               27            20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $506,422,000.
(a) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $31,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Represents less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                                PERIOD ENDED                                PERIOD ENDED
                                                NOVEMBER 30,       YEAR ENDED MAY 31,        MAY 31,***
                                                --------------------------------------------------------
                                                    2013           2013           2012          2011
                                                --------------------------------------------------------
Net asset value at beginning of period            $10.07         $10.40         $10.29        $10.30
                                                  --------------------------------------------------
Income (loss) from investment operations:
 Net investment income                               .12            .24            .28           .27
 Net realized and unrealized gain (loss)            (.13)          (.33)           .11          (.01)
                                                  --------------------------------------------------
Total from investment operations                    (.01)          (.09)           .39           .26
                                                  --------------------------------------------------
Less distributions from:
 Net investment income                              (.12)          (.24)          (.28)         (.27)
                                                  --------------------------------------------------
Net asset value at end of period                  $ 9.94         $10.07         $10.40        $10.29
                                                  ==================================================
Total return (%)*                                   (.13)          (.94)          3.84          2.58
Net assets at end of period (000)                 $5,169         $5,150         $5,099        $5,047
Ratios to average net assets:**
 Expenses (%)(b)                                     .90(a)         .90            .90           .90(a)
 Expenses, excluding reimbursements (%)(b)          1.08(a)        1.06           1.15          1.39(a)
 Net investment income (%)                          2.34(a)        2.28           2.71          3.21(a)
Portfolio turnover (%)                                 0            .24             20            19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $5,076,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

34  | USAA GOVERNMENT SECURITIES FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2013, through November 30, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                    BEGINNING            ENDING              DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE          JUNE 1, 2013 -
                                   JUNE 1, 2013      NOVEMBER 30, 2013      NOVEMBER 30, 2013
                                  -----------------------------------------------------------
FUND SHARES
Actual                              $1,000.00             $1,000.00              $2.26

Hypothetical
 (5% return before expenses)         1,000.00              1,022.81               2.28

ADVISER SHARES
Actual                               1,000.00                998.70               4.51

Hypothetical
 (5% return before expenses)         1,000.00              1,020.56               4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.45% for Fund Shares and 0.90% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of less than 0.01% for Fund Shares and (0.13)% for Adviser Shares for the six-month period of June 1, 2013, through November 30, 2013.

================================================================================

36  | USAA GOVERNMENT SECURITIES FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   23414-0114                                (C)2014, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     01/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.